Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control - Schedule of Accounts for Acquisition of Business (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Accounts for Acquisition of Business [Abstract]
Obligation assumed by the Company	RM 4	$ 1	RM 4	$ 1
Book value of Share Capital of Founder Energy Sdn. Bhd.	(1,300,000)	(294,583)	(1,300,000)	(294,583)
Bargain purchase accounted as merger reserve in equity	RM 1,299,996	$ 294,582	RM 1,299,996	$ 294,582